Credit Facilities and Debt - 2.75% Convertible Notes due 2031 (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jun. 01, 2015	Dec. 31, 2014	Oct. 24, 2011
Debt Instrument [Line Items]
Long-term debt, face value	$ 2,220,200,000	$ 2,217,400,000
Gains (Losses) on Extinguishment of Debt	(17,714,000)	$ 0	$ 0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	44,358,000
2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Long-term debt, face value				$ 433,800,000		$ 690,000,000
Gains (Losses) on Extinguishment of Debt	$ 17,700,000
Aggregate Principal Amount of Senior Notes, Redemption Price, Percentage	100.00%
Debt Instrument, Convertible, Conversion Price						$ 32.30
Principal Amount Per Note Used In Conversion Rate	$ 1,000
Debt Instrument Conversion Circumstance Number Of Consecutive Business Days	5 days
Convertible debentures, interest rate	2.75%	2.75%			2.75%	2.75%
Convertible Debt, Noncurrent						$ 533,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component						$ 156,400,000
Proceeds from Convertible Debt		$ 676,100,000
Debt Instrument, Unamortized Discount	$ (39,100,000)	(88,800,000)
Deferred Finance Costs, Noncurrent, Net	$ 2,300,000	$ 5,500,000
Minimum | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage	130.00%
Debt Instrument Conversion Circumstance Number Of Trading Days	20 days
Maximum | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Ratio of Common Stock Closing Price to Debt Conversion Price, Percentage	98.00%
Ending on Last Trading Day of Previous Fiscal Quarter [Member] | 2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
Debt Instrument Conversion Circumstance Number Of Consecutive Trading Days	30 days